The Authorization of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2025
The Authorization of the Consolidated Financial Statements [Abstract]
The authorization of the consolidated financial statements
2.	The authorization of the consolidated financial statements
The accompanying consolidated financial statements were authorized for issuance by the Board of Directors on April 30, 2026.